Segment, Product and Geographic Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	$ 840,542	$ 770,739	$ 737,255
Display drivers for large-size applications [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	226,087	228,927	305,247
Display drivers for mobile handsets applications [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	238,467	232,019	177,175
Display drivers for consumer electronics applications [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	207,514	183,554	151,689
Others [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	$ 168,474	$ 126,239	$ 103,144